Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE (PVP)

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our Principal Executive Officer (PEO), Mr. Yonamine, and other Named Executive Officers (NEOs) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

			Average		Value of Initial Fixed $100 Investment Based on:			Company Selected
			Summary	Average				Measure
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Compensation Table Total for non-PEO NEOs	Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Return on Assets
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$2,777,600	$1,397,507	$1,443,519	$1,007,177	$78.12	$109.98	$73.9	1.09%
2021	$3,488,108	$4,857,872	$1,441,406	$1,660,091	$103.81	$119.38	$79.9	1.13%
2020	$1,434,001	$368,190	$944,698	$586,033	$67.51	$87.95	$37.3	0.58%

The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO NEOs. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$1,434,001	$3,488,108	$2,777,600
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($429,655)	($1,597,035)	($710,871)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$159,481	$2,701,816	$405,404
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	($783,027)	$241,203	($1,228,907)
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($12,610)	$23,780	$154,281
Compensation Actually Paid	$368,190	$4,857,872	$1,397,507

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
Average SCT Total	$944,698	$1,441,406	$1,443,519
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($290,834)	($457,581)	($369,738)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$138,556	$548,521	$201,860
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	($194,204)	$77,774	($304,246)
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($8,183)	$83,317	$26,782
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	($33,346)	$0
± Change in Actuarial Present Value of Accumulated Benefit Under Defined Benefit Pension Plan	($4,000)	$0	$0
Average Compensation Actually Paid	$586,033	$1,660,091	$1,007,177

1.	No Option Awards were granted or outstanding during any of such Fiscal Years.
2.	The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Catherine Ngo (2020-2022), David Morimoto (2020-2022), Arnold Martines (2020-2022), and Kevin Dahlstrom (2020-2021).
3.	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Small Cap 600 Commercial Bank Index.

Company Selected Measure Name	Return on Assets
Named Executive Officers, Footnote [Text Block]
2.	The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Catherine Ngo (2020-2022), David Morimoto (2020-2022), Arnold Martines (2020-2022), and Kevin Dahlstrom (2020-2021).

Peer Group Issuers, Footnote [Text Block]
3.	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Small Cap 600 Commercial Bank Index.

PEO Total Compensation Amount	$ 2,777,600	$ 3,488,108	$ 1,434,001
PEO Actually Paid Compensation Amount	$ 1,397,507	4,857,872	368,190
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT Total to CAP Reconciliation

Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$1,434,001	$3,488,108	$2,777,600
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($429,655)	($1,597,035)	($710,871)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$159,481	$2,701,816	$405,404
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	($783,027)	$241,203	($1,228,907)
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($12,610)	$23,780	$154,281
Compensation Actually Paid	$368,190	$4,857,872	$1,397,507

Non-PEO NEO Average Total Compensation Amount	$ 1,443,519	1,441,406	944,698
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,007,177	1,660,091	586,033
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
Average SCT Total	$944,698	$1,441,406	$1,443,519
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($290,834)	($457,581)	($369,738)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$138,556	$548,521	$201,860
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	($194,204)	$77,774	($304,246)
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($8,183)	$83,317	$26,782
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	($33,346)	$0
± Change in Actuarial Present Value of Accumulated Benefit Under Defined Benefit Pension Plan	($4,000)	$0	$0
Average Compensation Actually Paid	$586,033	$1,660,091	$1,007,177

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The chart below illustrates the relationship between the PEO and other NEOs’ CAP amounts and the Company’s TSR during the period 2020-2022. This relationship reflects the Company’s use of equity incentives, which are tied directly to stock price, in addition to the Company’s financial performance.

Compensation Actually Paid vs. Net Income [Text Block]

The charts below illustrate the relationship between the PEO and other NEOs’ CAP amounts and the Company’s Net Income and Return on Assets during the period 2020-2022. This relationship reflects the Company’s use of short- and long-term incentive plan measures which reflect the financial performance of the company, as well as the impact of financial performance on the value of stock-based compensation awarded to the PEO and other NEOs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The charts below illustrate the relationship between the PEO and other NEOs’ CAP amounts and the Company’s Net Income and Return on Assets during the period 2020-2022. This relationship reflects the Company’s use of short- and long-term incentive plan measures which reflect the financial performance of the company, as well as the impact of financial performance on the value of stock-based compensation awarded to the PEO and other NEOs.

Total Shareholder Return Vs Peer Group [Text Block]

Chart of Company TSR Versus Peer Group TSR

The chart below compares the cumulative total stockholder return on the Company's common stock, based on the market price of the common stock and assuming reinvestment of dividends, with the Standard and Poor's ("S&P") SmallCap 600 Commercial Bank Index for the three year period commencing December 31, 2019 and ending December 31, 2022. The graph assumes the investment of $100 on December 31, 2019.

Tabular List [Table Text Block]

Most Important Performance Measures

The four items listed below represent the most important performance metrics we used to determine CAP for FY2022 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Annual Incentive Compensation” and “Long-Term Incentives.”

Most Important Performance Measures
•	Net Income
•	Efficiency Ratio
•	Return on Assets
•	Relative TSR

Total Shareholder Return Amount	$ 78.12	103.81	67.51
Peer Group Total Shareholder Return Amount	109.98	119.38	87.95
Net Income (Loss)	$ 73,900,000	$ 79,900,000	$ 37,300,000
Company Selected Measure Amount	0.0109	0.0113	0.0058
PEO Name	Mr. Yonamine
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Assets
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]

The chart below illustrates the relationship between the PEO and other NEOs’ SCT Total Compensation, total shareholder return, and CAP amounts during the period 2020-2022. This relationship reflects the impact of changes in the Company’s stock price on the amount of Compensation Actually Paid in each year in relation to the amount reported in the Summary Compensation Table and demonstrates the impact of stock price performance on compensation of the PEO and other NEOs.

Measure Name	Relative TSR
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (710,871)	$ (1,597,035)	$ (429,655)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	405,404	2,701,816	159,481
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,228,907)	241,203	(783,027)
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	154,281	23,780	(12,610)
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(369,738)	(457,581)	(290,834)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	201,860	548,521	138,556
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(304,246)	77,774	(194,204)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,782	83,317	(8,183)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(33,346)	0
Non-PEO NEO [Member] | Change in Actuarial Present Value of Accumulated Benefit Under Defined Benefit Pension Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (4,000)